Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	June 2012
Payment Date	7/16/2012
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,761,158.75

Principal:
Principal Collections	$26,307,891.83
Prepayments in Full	$17,196,290.03
Liquidation Proceeds	$588,827.94
Recoveries	$304.00
Sub Total	$44,093,313.80
Collections	$48,854,472.55

Purchase Amounts:
Purchase Amounts Related to Principal	$64,182.80
Purchase Amounts Related to Interest	$470.49
Sub Total	$64,653.29

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$48,919,125.84

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	June 2012
Payment Date	7/16/2012
Transaction Month	6
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$48,919,125.84
Servicing Fee	$1,089,784.75	$1,089,784.75	$0.00	$0.00	$47,829,341.09
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$47,829,341.09
Interest - Class A-2 Notes	$226,814.88	$226,814.88	$0.00	$0.00	$47,602,526.21
Interest - Class A-3 Notes	$383,460.00	$383,460.00	$0.00	$0.00	$47,219,066.21
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$47,068,454.54
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,068,454.54
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$46,994,257.21
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,994,257.21
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$46,931,117.21
Third Priority Principal Payment	$14,865,798.07	$14,865,798.07	$0.00	$0.00	$32,065,319.14
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$31,987,972.64
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,987,972.64
Regular Principal Payment	$34,048,556.67	$31,987,972.64	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$48,919,125.84

Principal Payment:
First Priority Principal Payment					$0.00
First Priority Principal Payment					$0.00
First Priority Principal Payment					$14,865,798.07
First Priority Principal Payment					$31,987,972.64
Total					$46,853,770.71
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$46,853,770.71	$103.09	$226,814.88	$0.50	$47,080,585.59	$103.59
Class A-3 Notes	$0.00	$0.00	$383,460.00	$0.70	$383,460.00	$0.70
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$46,853,770.71	$29.10	$975,570.38	$0.61	$47,829,341.09	$29.71

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	June 2012
Payment Date	7/16/2012
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$438,996,535.98	0.9658890	$392,142,765.27	0.8628004
Class A-3 Notes	$547,800,000.00	1.0000000	$547,800,000.00	1.0000000
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,254,456,535.98	0.7789914	$1,207,602,765.27	0.7498962

Pool Information
Weighted Average APR	4.465%	4.454%
Weighted Average Remaining Term	54.16	53.33
Number of Receivables Outstanding	59,461	57,865
Pool Balance	$1,307,741,696.86	$1,263,254,817.08
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,250,450,459.54	$1,208,020,737.91
Pool Factor	0.7940016	0.7669912

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$18,948,822.26
Yield Supplement Overcollateralization Amount	$55,234,079.17
Targeted Overcollateralization Amount	$57,712,635.84
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$55,652,051.81

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	June 2012
Payment Date	7/16/2012
Transaction Month	6

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		162	$329,687.18
(Recoveries)		3	$304.00
Net Losses for Current Collection Period			$329,383.18
Cumulative Net Losses Last Collection Period			$571,822.49
Cumulative Net Losses for all Collection Periods			$901,205.67

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.30%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.81%	457	$10,242,860.60
61-90 Days Delinquent	0.07%	40	$844,964.86
91-120 Days Delinquent	0.01%	8	$185,970.87
Over 120 Days Delinquent	0.01%	5	$91,246.77
Total Delinquent Receivables	0.90%	510	$11,365,043.10

Repossession Inventory:
Repossessed in the Current Collection Period		28	$676,237.20
Total Repossessed Inventory		37	$986,522.40

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0970%
Preceding Collection Period			0.2333%
Current Collection Period			0.3075%
Three Month Average			0.2126%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0520%
Preceding Collection Period			0.0774%
Current Collection Period			0.0916%
Three Month Average			0.0736%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer